                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4314

                      (Investment Company Act File Number)

                          Intermediate Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  5/31/07

              Date of Reporting Period:  Six months ended 11/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2006

Institutional Shares
Class Y Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31, Year Ended May 31,
	11/30/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.25		$10.52	$10.42	$10.82	$10.48	$10.34
Income From Investment Operations:
Net investment income	0.23		0.45	0.46	0.46	0.47	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.14		(0.27)	0.10	(0.40)	0.34	0.14
TOTAL FROM INVESTMENT OPERATIONS	0.37		0.18	0.56	0.06	0.81	0.60
Less Distributions:
Distributions from net investment income	(0.23)		(0.45)	(0.46)	(0.46)	(0.47)	(0.46)
Net Asset Value, End of Period	$10.39		$10.25	$10.52	$10.42	$10.82	$10.48
Total Return [1]	3.61%		1.70%	5.42%	0.54%	7.85%	5.93%

Ratios to Average Net Assets:
Net expenses	0.53	% [2]	0.56%	0.58%	0.60%	0.60%	0.60%
Net investment income	4.41	% [2]	4.29%	4.34%	4.31%	4.38%	4.42%
Expense waiver/reimbursement [3]	0.32	% [2]	0.28%	0.31%	0.29%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$155,946		$174,074	$164,859	$167,093	$159,683	$169,945
Portfolio turnover	3%		25%	19%	13%	22%	32%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class Y Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended May 31,		Period Ended
	11/30/2006		2006	2005	5/31/2004	[1]
Net Asset Value, Beginning of Period	$10.25		$10.52	$10.42	$10.67
Income From Investment Operations:
Net investment income	0.24		0.47	0.48	0.32
Net realized and unrealized gain (loss) on investments	0.14		(0.27)	0.10	(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.38		0.20	0.58	0.07
Less Distributions:
Distributions from net investment income	(0.24)		(0.47)	(0.48)	(0.32)
Net Asset Value, End of Period	$10.39		$10.25	$10.52	$10.42
Total Return [2]	3.70%		1.90%	5.66%	0.64%

Ratios to Average Net Assets:
Net expenses	0.36	% [3]	0.36%	0.35%	0.35	% [3]
Net investment income	4.58	% [3]	4.48%	4.56%	4.60	% [3]
Expense waiver/reimbursement [4]	0.32	% [3]	0.28%	0.31%	0.31	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,805		$5,569	$7,099	$5,803
Portfolio turnover	3%		25%	19%	13	% [5]

1 Reflects operations for the period from October 2, 2003 (date of initial public investment) to May 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2004.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,036.10	$2.71
Class Y Shares	$1,000	$1,037.00	$1.84
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.41	$2.69
Class Y Shares	$1,000	$1,023.26	$1.83

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.53%
Class Y Shares	0.36%

Portfolio of Investments Summary Table

At November 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	26.0%
Prerefunded	16.5%
Hospital	15.9%
Education	7.3%
Electric and Gas	5.2%
Transportation	4.4%
IDB/PCR	4.0%
General Obligation--Local	3.2%
Resource Recovery	3.2%
Public Power	2.6%
Senior Care	2.0%
Special Tax	2.0%
Other [2]	6.8%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--97.3%
		Alabama--2.0%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,041,860
1,000,000		Birmingham-Baptist Medical Centers, AL, Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	1,063,110
1,000,000		Courtland, AL, IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper Co.), 11/1/2013	1,049,410
		TOTAL	3,154,380
		Alaska--2.6%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA Insurance Corp. INS), 12/1/2012	4,102,680
		Arizona--4.1%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	784,515
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.50%, 5/1/2012	1,917,036
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-1), 5.60%, 5/1/2013	2,347,422
1,420,000		Show Low, AZ, IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2025	1,511,008
		TOTAL	6,559,981
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arkansas--1.0%
$1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	$1,032,690
535,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	545,251
		TOTAL	1,577,941
		California--1.5%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	307,475
2,000,000		California State Public Works Board, Lease Revenue Refunding Bonds (Series 2005K: Richmond Laboratory), 5.00% (California State), 11/1/2019	2,159,960
		TOTAL	2,467,435
		Colorado--0.7%
45,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	45,464
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,066,350
		TOTAL	1,111,814
		Connecticut--1.5%
2,240,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2025	2,382,934
		District of Columbia--2.6%
1,000,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/(AMBAC INS), 10/1/2012	1,058,670
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	3,194,340
		TOTAL	4,253,010
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--0.1%
$135,000		Lee County, FL, HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Home Mortgage Program COL), 3/1/2029	$136,382
		Georgia--1.3%
1,035,000		Cartersville, GA, Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds, 5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012	1,095,413
55,000		Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.45%), 1/1/2009	58,150
5,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (United States Treasury COL), 1/1/2009	5,286
940,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009	991,973
		TOTAL	2,150,822
		Idaho--0.1%
155,000		Idaho Housing Agency, SFM Revenue Bonds, (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011	156,197
		Illinois--4.3%
300,000		Chicago, IL, Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	314,841
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,055,290
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2019	1,062,000
560,000		Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	577,276
1,980,000		Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/(United States Treasury PRF 8/15/2007 @ 102)/(Original Issue Yield: 5.75%), 8/15/2011	2,048,092
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health Care Network)/(United States Treasury PRF 8/15/2009 @ 100)/(Original Issue Yield: 5.75%), 8/15/2011	1,329,955
500,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	536,985
		TOTAL	6,924,439
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--6.0%
$500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory Tender 12/2/2011	$536,655
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	4,913,904
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Community Health Network)/(AMBAC INS), 5/1/2022	2,143,180
2,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,131,480
		TOTAL	9,725,219
		Iowa--0.7%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	1,050,680
		Kansas--0.0%
40,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	40,885
		Louisiana--0.6%
1,000,000		De Soto Parish, LA, Environmental Improvement Authority, PCRBs (Series 2002A), 5.00% (International Paper Co.), 10/1/2012	1,041,500
		Maine--0.6%
1,000,000		Maine Finance Authority, Solid Waste Disposal Revenue Bonds, 4.65% (Waste Management, Inc.), 2/1/2016	1,023,490
		Massachusetts--0.8%
1,250,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	1,339,950
		Michigan--9.0%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012 @ 100)/(Original Issue Yield: 5.875%), 5/1/2018	1,113,150
500,000		Delta County, MI, Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012 @ 100)/(Original Issue Yield: 6.25%), 4/15/2027	564,985
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,025,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.875% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2010 @ 101)/(Original Issue Yield: 5.875%), 10/1/2017	$1,117,127
415,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital), 5/15/2025	432,422
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,125,040
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,373,400
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	680,388
1,000,000		Michigan State Strategic Fund, Solid Waste Refunding Limited Obligation Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	1,016,400
		TOTAL	14,422,912
		Minnesota--1.6%
1,000,000		Minneapolis Special School District No. 001, MN, (Series B) COPs School Improvement Bonds, 5.125% (Minnesota State GTD), 2/1/2014	1,002,330
1,500,000		Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021	1,566,330
		TOTAL	2,568,660
		Missouri--0.8%
130,000		Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,252
165,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	165,003
1,000,000		Taney County, MO, Reorganized School District No. R-V, GO UT, 5.80% (State Aid Withholding LOC), 3/1/2017	1,005,280
		TOTAL	1,300,535
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--0.7%
$1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	$1,168,640
		New Hampshire--0.7%
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014	1,054,800
		New Jersey--2.0%
500,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax), 6/15/2019	527,640
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	412,948
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,282,780
		TOTAL	3,223,368
		New York--7.3%
1,500,000		Hempstead, NY, IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	1,542,000
1,000,000		New York City, NY, IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New York Project)/(American Capital Access INS), 6/1/2015	1,072,840
1,000,000		New York City, NY, IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2020	1,098,900
2,000,000	[1,2]	New York City, NY, RITES (PA-1349), 6.95699% (MBIA Insurance Corp. INS), 8/1/2018	2,522,260
4,500,000		New York City, NY, UT GO Bonds (Series 1999G), 6.00% (Escrowed In Treasuries COL), 10/15/2007	4,595,895
920,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	942,200
		TOTAL	11,774,095
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--2.7%
$1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	$1,078,390
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,193,490
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Refunding Bonds, 7.25%, 1/1/2007	2,005,860
		TOTAL	4,277,740
		Ohio--6.2%
6,000,000		Columbus, OH, City School District, UT GO Capital Appreciation Bonds, 4.54% (FSA INS)/(Original Issue Yield: 4.54%), 12/1/2027	2,444,640
1,000,000		Franklin County, OH, Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026	1,042,480
3,195,000		Lucas County, OH, HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,263,309
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives), 9/1/2016	1,082,720
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	1,027,770
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,070,130
		TOTAL	9,931,049
		Pennsylvania--9.7%
385,000	[1]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	390,063
2,000,000		Lancaster, PA, Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	2,165,880
1,000,000		New Wilmington, PA, Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	1,012,660
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,038,240
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	$1,309,026
1,200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2015	1,254,168
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	541,130
1,000,000		Philadelphia, PA, Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2023	1,060,590
5,000,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,127,850
1,605,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	1,765,548
		TOTAL	15,665,155
		Rhode Island--0.5%
805,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010	833,602
		South Carolina--0.6%
1,000,000		Beaufort County, SC, School District, GO, 5.50%, 3/1/2016	1,042,680
		Tennessee--5.0%
500,000		Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	553,705
1,000,000		Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (United States Treasury PRF 5/15/2009 @ 101)/(Original Issue Yield: 5.125%), 11/15/2017	1,046,880
4,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50% (United States Treasury PRF 4/1/2010 @ 100), 4/1/2017	4,245,760
500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2010	542,435
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--continued
$500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	$552,545
1,000,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,124,910
		TOTAL	8,066,235
		Texas--7.3%
1,000,000		Alliance Airport Authority Inc., TX, Special Facilities Refunding Revenue Bonds, 4.85% (FedEx Corp.), 4/1/2021	1,021,030
1,000,000		Bell County, TX, HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,049,040
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 4/1/2013	1,117,110
500,000		Carroll, TX, ISD, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield: 5.02%), 2/15/2016	507,940
1,000,000		Cass County, TX, IDC, Environmental Improvement Refunding Revenue Bonds, 4.80% (International Paper Co.), 3/1/2025	1,014,640
1,000,000		El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015	1,026,500
1,000,000		Fort Worth, TX, Water & Sewer, Revenue Bonds, 5.75% (United States Treasury PRF 2/15/2010 @ 100)/(Original Issue Yield: 5.75%), 2/15/2017	1,066,410
2,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,181,280
500,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC), 5/1/2028	520,800
1,000,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	1,063,690
1,000,000		San Antonio, TX, Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,091,310
		TOTAL	11,659,750
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Utah--1.4%
$1,050,000		Salt Lake County, UT, Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011 @ 100)/(Original Issue Yield: 5.33%), 10/15/2020	$1,127,375
1,000,000		Utah County, UT, IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,060,390
		TOTAL	2,187,765
		Virginia--2.6%
1,000,000		Chesapeake, VA, IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	1,001,180
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	2,053,740
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (Original Issue Yield: 5.301%), 6/1/2019	1,053,230
		TOTAL	4,108,150
		Washington--5.4%
1,000,000		Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015	1,041,940
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	4,590,225
2,000,000		Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed In Treasuries COL), 7/1/2007	2,028,460
1,000,000		Washington State, GO UT (Motor Vehicle Fuel Tax, Series 1998B), 5.00% (Original Issue Yield: 5.20%), 1/1/2017	1,013,260
		TOTAL	8,673,885
		MUNICIPAL BONDS--continued
		Wisconsin--3.3%
1,000,000		Menomonee Falls, WI, Sewage System, (Series A) Revenue Bonds, 5.65% (United States Treasury PRF 5/1/2007 @ 100)/(Original Issue Yield: 5.70%), 5/1/2016	1,008,740
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,059,760
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare), 8/15/2014	$1,081,861
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.15%), 3/1/2025	1,033,530
1,000,000		Wisconsin State Transportation, (Series A), 5.50% (United States Treasury PRF 7/1/2010 @ 100)/(Original Issue Yield: 5.50%), 7/1/2015	1,065,780
		TOTAL	5,249,671
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $150,176,246)	156,408,431
		SHORT-TERM MUNICIPALS--0.8% [3]
		Massachusetts--0.8%
1,000,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.650%, 12/1/2006	1,000,000
300,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.650%, 12/1/2006	300,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	1,300,000
		OTHER--1.0%
1,000,000	[1,2]	GMAC Municipal Mortgage Trust, Pfd., (Series A-2), 4.80%, 10/31/2040	1,023,950
500,000	[1,2]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040	518,125
		TOTAL OTHER (IDENTIFIED COST $1,500,000)	1,542,075
		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $152,977,126) [4]	159,250,506
		OTHER ASSETS AND LIABILITIES - NET--0.9%	1,500,434
		TOTAL NET ASSETS--100%	$160,750,940

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.1% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $4,454,398 which represented 2.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At November 30, 2006, these liquid restricted securities amounted to $4,064,335 which represented 2.5% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $152,967,230.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $152,977,126)		$159,250,506
Cash		1,878
Income receivable		2,330,982
Receivable for investments sold		70,000
Receivable for shares sold		34,937
TOTAL ASSETS		161,688,303
Liabilities:
Payable for shares redeemed	$480,116
Income distribution payable	397,085
Payable for shareholder services fee (Note 5)	30,440
Accrued expenses	29,722
TOTAL LIABILITIES		937,363
Net assets for 15,468,764 shares outstanding		$160,750,940
Net Assets Consist of:
Paid-in capital		$160,136,398
Net unrealized appreciation of investments		6,273,380
Accumulated net realized loss on investments		(5,651,491)
Distributions in excess of net investment income		(7,347)
TOTAL NET ASSETS		$160,750,940
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
($155,946,069 ÷ 15,006,403 shares outstanding), no par value, unlimited shares authorized		$10.39
Class Y Shares:
($4,804,871 ÷ 462,361 shares outstanding), no par value, unlimited shares authorized		$10.39

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2006 (unaudited)

Investment Income:
Interest			$4,123,492
Expenses:
Investment adviser fee (Note 5)		$333,846
Administrative personnel and services fee (Note 5)		95,262
Custodian fees		4,677
Transfer and dividend disbursing agent fees and expenses		28,680
Directors'/Trustees' fees		6,734
Auditing fees		9,726
Legal fees		4,677
Portfolio accounting fees		39,082
Shareholder services fee--Institutional Shares (Note 5)		142,298
Share registration costs		19,781
Printing and postage		13,232
Insurance premiums		4,027
Miscellaneous		5,209
TOTAL EXPENSES		707,231
Waivers (Note 5):
Waiver of investment adviser fee	$(252,110)
Waiver of administrative personnel and services fee	(16,713)
TOTAL WAIVERS		(268,823)
Net expenses			438,408
Net investment income			3,685,084
Realized and Unrealized Gain on Investments:
Net realized gain on investments			85,309
Net change in unrealized appreciation of investments			2,078,927
Net realized and unrealized gain on investments			2,164,236
Change in net assets resulting from operations			$5,849,320

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2006	Year Ended 5/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,685,084	$7,821,606
Net realized gain (loss) on investments	85,309	(256,003)
Net change in unrealized appreciation/depreciation of investments	2,078,927	(4,384,235)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,849,320	3,181,368
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,542,973)	(7,512,465)
Class Y Shares	(116,264)	(312,502)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,659,237)	(7,824,967)
Share Transactions:
Proceeds from sale of shares	14,956,297	68,635,880
Net asset value of shares issued to shareholders in payment of distributions declared	1,118,993	2,205,948
Cost of shares redeemed	(37,157,610)	(58,513,476)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,082,320)	12,328,352
Change in net assets	(18,892,237)	7,684,753
Net Assets:
Beginning of period	179,643,177	171,958,424
End of period (including distributions in excess of net investment income of $(7,347) and $(33,194), respectively)	$160,750,940	$179,643,177

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006 (unaudited)

1. ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

Effective October 2, 2003, Class Y Shares were added to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees

(the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-end regulated investment companies, based on net asset value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than

60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the "Statement of Assets and Liabilities." At November 30, 2006, the Fund had no investments held by the trusts. The Fund recorded no interest expense for these investments for the six months ended November 30, 2006.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held November 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA. IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	9/23/1999	$1,050,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 11/30/2006		Year Ended 5/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,450,357	$14,934,185	6,478,098	$67,262,121
Shares issued to shareholders in payment of distributions declared	108,377	1,117,274	212,620	2,205,948
Shares redeemed	(3,533,556)	(36,302,654)	(5,387,381)	(55,790,299)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,974,822)	$(20,251,195)	1,303,337	$13,677,770

	Six Months Ended 11/30/2006		Year Ended 5/31/2006
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	2,153	$22,112	131,609	$1,373,759
Shares issued to shareholders in payment of distributions declared	166	1,719	--	--
Shares redeemed	(83,241)	(854,956)	(263,435)	(2,723,177)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	(80,922)	$(831,125)	(131,826)	$(1,349,418)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,055,744)	$(21,082,320)	1,171,511	$12,328,352

4. FEDERAL TAX INFORMATION

At November 30, 2006, the cost of investments for federal tax purposes was $152,967,230. The net unrealized appreciation of investments for federal tax purposes was $6,283,276. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,293,105 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,829.

At May 31, 2006, the Fund had a capital loss carryforward of $5,512,073 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$3,412,501
2009	$2,077,340
2014	$ 22,232

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the Adviser voluntarily waived $252,110 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2006, the net fee paid to FAS was 0.094% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Insitutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended November 30, 2006, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended November 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $23,250,000 and $28,050,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2006, were as follows:

Purchases	$4,388,535
Sales	$24,644,777

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than November 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

9. SUBSEQUENT EVENT

On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 458810108
Cusip 458810603

8010413 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) Management has implemented the additional control of identifying inverse floater securities in which the Fund transferred the underlying bond to a trust in order to record this transfer in accordance with SFAS 140.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  INTERMEDIATE MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007